Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 50.8%
Security	Principal Amount (000's omitted)	Value

Albania — 0.0%(1)

Republic of Albania, 5.75%, 11/12/20(2)	EUR	1,000	$1,160,343

Total Albania	$1,160,343

Australia — 2.1%

Australia Government Bond, 0.75%, 11/21/27(2)(3)	AUD	33,411	$24,668,877
Australia Government Bond, 2.50%, 9/20/30(2)(3)	AUD	57,110	50,501,968

Total Australia	$75,170,845

Barbados — 1.3%

Government of Barbados, 6.50%, 2/1/21(4)	USD	8,439	$8,485,616
Government of Barbados, 6.50%, 10/1/29(4)	USD	37,137	37,648,039

Total Barbados	$46,133,655

Benin — 0.5%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	15,118	$17,389,825

Total Benin	$17,389,825

China — 0.0%(1)

China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,480,598

Total China	$1,480,598

Costa Rica — 0.5%

Costa Rica Government International Bond, 5.625%, 4/30/43(2)	USD	4,195	$3,909,467
Costa Rica Government International Bond, 7.00%, 4/4/44(2)	USD	2,891	3,072,945
Costa Rica Government International Bond, 7.158%, 3/12/45(2)	USD	8,053	8,654,519
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,681,734	2,527,276

Total Costa Rica	$18,164,207

Dominican Republic — 2.0%

Dominican Republic, 10.50%, 4/7/23(2)	DOP	3,608,800	$69,513,610
Dominican Republic, 15.95%, 6/4/21(2)	DOP	114,300	2,331,900

Total Dominican Republic	$71,845,510

Egypt — 5.3%

Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	9,369	$11,224,672
Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,025	1,195,016
Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	38,240	46,197,526
Arab Republic of Egypt, 8.15%, 11/20/59(2)	USD	32,714	35,894,455
Arab Republic of Egypt, 8.50%, 1/31/47(2)	USD	8,571	9,828,657
Arab Republic of Egypt, 8.70%, 3/1/49(2)	USD	24,472	28,271,621
Egypt Government Bond, 14.40%, 9/10/29	EGP	65,015	4,287,745
Egypt Government Bond, 15.60%, 8/6/26	EGP	615,363	42,201,234
Egypt Government Bond, 16.10%, 5/7/29	EGP	137,650	9,893,518

Total Egypt	$188,994,444

El Salvador — 1.5%

Republic of El Salvador, 7.125%, 1/20/50(2)	USD	34,186	$37,534,006
Republic of El Salvador, 7.625%, 2/1/41(2)	USD	1,429	1,666,135
Republic of El Salvador, 7.65%, 6/15/35(2)	USD	7,041	8,209,419
Republic of El Salvador, 8.25%, 4/10/32(2)	USD	3,867	4,734,552

Total El Salvador	$52,144,112

Fiji — 1.5%

Republic of Fiji, 6.625%, 10/2/20(2)	USD	53,368	$53,634,840

Total Fiji	$53,634,840

Georgia — 0.4%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	25,057	$7,903,059
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,385	1,499,657
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,820	1,882,989
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	2,922	994,294
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	4,290	1,502,150

Total Georgia	$13,782,149

Iceland — 3.3%

Republic of Iceland, 5.00%, 11/15/28	ISK	4,794,888	$44,491,258
Republic of Iceland, 6.50%, 1/24/31	ISK	5,641,242	59,902,821
Republic of Iceland, 8.00%, 6/12/25	ISK	1,217,748	12,278,902

Total Iceland	$116,672,981

Jordan — 0.3%

Jordan Government International Bond, 7.375%, 10/10/47(2)	USD	8,600	$9,476,202

Total Jordan	$9,476,202

Macedonia — 0.0%(1)

Republic of Macedonia, 5.625%, 7/26/23(2)	EUR	1,000	$1,289,675

Total Macedonia	$1,289,675

Montenegro — 0.1%

Montenegro Government International Bond, 3.375%, 4/21/25(2)	EUR	1,000	$1,196,986
Montenegro Government International Bond, 5.75%, 3/10/21(2)	EUR	1,104	1,300,193

Total Montenegro	$2,497,179

New Zealand — 4.4%

New Zealand Government Bond, 2.00%, 9/20/25(2)(3)	NZD	91,370	$65,879,358
New Zealand Government Bond, 2.50%, 9/20/35(2)(3)	NZD	41,235	34,815,402
New Zealand Government Bond, 3.00%, 9/20/30(2)(3)	NZD	66,529	55,403,659

Total New Zealand	$156,098,419

Nigeria — 0.3%

Republic of Nigeria, 7.875%, 2/16/32(2)	USD	4,789	$5,020,668
Republic of Nigeria, 8.747%, 1/21/31(2)	USD	5,093	5,704,669

Total Nigeria	$10,725,337

Philippines — 1.1%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$40,351,368

Total Philippines	$40,351,368

Serbia — 8.6%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	2,759,650	$28,626,663
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,371,480	193,635,827
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	81,242,065
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	193,680	2,436,182

Total Serbia	$305,940,737

South Africa — 1.5%

Republic of South Africa, 10.50%, 12/21/26	ZAR	720,000	$54,156,511

Total South Africa	$54,156,511

Sri Lanka — 0.9%

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	929,740	$5,287,410
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,667,490
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	696,370	4,116,026
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,032,282
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	769,680	4,511,196
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	96,000	562,588

Total Sri Lanka	$30,176,992

Suriname — 0.3%

Suriname Government International Bond, 9.25%, 10/26/26(2)	USD	12,749	$10,936,698

Total Suriname	$10,936,698

Tanzania — 0.7%

United Republic of Tanzania, 7.989%, (6 mo. USD LIBOR + 6.00%), 3/9/20(2)(5)	USD	23,001	$23,245,449

Total Tanzania	$23,245,449

Thailand — 2.3%

Thailand Government Bond, 1.25%, 3/12/28(2)(3)	THB	2,476,419	$78,853,635
Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	4,302,730

Total Thailand	$83,156,365

Ukraine — 11.9%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(4)(6)	USD	47,964	$47,664,225
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,710,361	69,289,942
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	750,674	32,101,129
Ukraine Government International Bond, 14.91%, 10/12/22	UAH	63,115	2,805,379
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	248,191	10,446,030
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	4,452,709	224,372,652
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	88,200	3,993,782
Ukraine Government International Bond, 17.25%, 1/5/22	UAH	39,000	1,750,077
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	696,753	30,256,805

Total Ukraine	$422,680,021

Total Foreign Government Bonds (identified cost $1,654,236,229)	$1,807,304,462

Foreign Corporate Bonds — 2.6%
Security	Principal Amount (000's omitted)	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	9,200	$10,177,849

Total Bulgaria	$10,177,849

Georgia — 0.1%

Georgia Capital JSC, 6.125%, 3/9/24(2)	USD	200	$198,500
Silknet JSC, 11.00%, 4/2/24(2)	USD	4,277	4,829,417

Total Georgia	$5,027,917

Iceland — 0.9%

Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,000,000	$8,876,701
Heimavellir HF, 7.91%, 4/25/23(7)	ISK	1,036,833	8,910,893
Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	7,645,493
Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	560,000	4,751,639
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(5)(8)	EUR	3,600	399,298
WOW Air HF, 0.00%(8)(9)	EUR	79	8,784

Total Iceland	$30,592,808

India — 0.0%(1)

Reliance Communications, Ltd., 6.50%, 11/6/20(2)	USD	1,800	$252,720

Total India	$252,720

Indonesia — 0.2%

Bayan Resources Tbk PT, 6.125%, 1/24/23(2)	USD	5,385	$5,282,995
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	18,080,000	1,313,677

Total Indonesia	$6,596,672

Ireland — 0.4%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	11,426	$12,425,775

Total Ireland	$12,425,775

Mexico — 0.0%(1)

Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	1,427	$1,163,465

Total Mexico	$1,163,465

Mongolia — 0.2%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	4,990	$5,071,553

Total Mongolia	$5,071,553

Netherlands — 0.2%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(2)	USD	4,747	$4,812,271
Braskem Netherlands Finance BV, 5.875%, 1/31/50(2)	USD	2,710	2,815,013

Total Netherlands	$7,627,284

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(2)	USD	2,870	$2,856,841

Total Saint Lucia	$2,856,841

Spain — 0.1%

Atento Luxco 1 SA, 6.125%, 8/10/22(2)	USD	4,000	$4,045,000

Total Spain	$4,045,000

United Kingdom — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	4,445	$5,058,687

Total United Kingdom	$5,058,687

Total Foreign Corporate Bonds (identified cost $95,705,843)	$90,896,571

Sovereign Loans — 2.7%
Borrower	Principal Amount (000's omitted)	Value

Ethiopia — 0.2%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(10)	$6,933	$6,980,216

Total Ethiopia	$6,980,216

Kenya — 0.6%

Government of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(5)	$17,415	$17,562,697
Government of Kenya, Term Loan, 8.63%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(5)	2,904	2,958,396

Total Kenya	$20,521,093

Macedonia — 0.3%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(5)(10)	EUR	7,700	$8,691,764

Total Macedonia	$8,691,764

Nigeria — 0.4%

Bank of Industry Limited, Term Loan, 7.85%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(5)(10)	$15,238	$15,649,431

Total Nigeria	$15,649,431

Tanzania — 1.2%

Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(5)	$42,243	$43,942,034

Total Tanzania	$43,942,034

Total Sovereign Loans (identified cost $92,822,533)	$95,784,538

Credit Linked Notes — 0.0%(1)
Security	Principal Amount (000's omitted)	Value

Argentina — 0.0%(1)

Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(4)(7)(11)	$1,825	$1,241,000

Total Argentina	$1,241,000

Total Credit Linked Notes (identified cost $1,829,847)	$1,241,000

Debt Obligations - United States — 5.7%
Asset-Backed Securities — 0.9%
Security	Principal Amount	Value

Invitation Homes Trust
Series 2018-SFR3, Class E, 3.669%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	$13,000,000	$13,069,604
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 4.511%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	9,000,000	9,059,953
Series 2018-GT2, Class A, 4.311%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	8,064,000	8,125,156

Total Asset-Backed Securities (identified cost $30,064,000)	$30,254,713

Collateralized Mortgage Obligations — 1.4%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$25,658	$27,093
Series 1548, Class Z, 7.00%, 7/15/23	34,269	36,689
Series 1650, Class K, 6.50%, 1/15/24	197,908	212,283
Series 1817, Class Z, 6.50%, 2/15/26	38,379	41,882
Series 1927, Class ZA, 6.50%, 1/15/27	129,402	142,227
Series 2344, Class ZD, 6.50%, 8/15/31	367,619	422,256
Series 2458, Class ZB, 7.00%, 6/15/32	693,534	814,375
Interest Only:(12)
Series 362, Class C6, 3.50%, 12/15/47	15,640,253	1,988,339
Series 4791, Class JI, 4.00%, 5/15/48	25,789,438	3,167,196

$6,852,340
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA1, Class M2, 3.359%, (1 mo. USD LIBOR + 1.70%), 3/25/30(4)(5)	$4,705,440	$4,716,544

$4,716,544

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$84,441	$87,283
Series G92-60, Class Z, 7.00%, 10/25/22	136,682	142,703
Series G93-1, Class K, 6.675%, 1/25/23	133,565	139,084
Series G94-7, Class PJ, 7.50%, 5/17/24	190,498	206,071
Series 1992-180, Class F, 2.811%, (1 mo. USD LIBOR + 1.15%), 10/25/22(5)	110,242	110,990
Series 1993-16, Class Z, 7.50%, 2/25/23	106,044	112,164
Series 1993-79, Class PL, 7.00%, 6/25/23	69,518	74,265
Series 1993-104, Class ZB, 6.50%, 7/25/23	28,304	29,900
Series 1993-121, Class Z, 7.00%, 7/25/23	437,676	464,672
Series 1993-141, Class Z, 7.00%, 8/25/23	95,468	102,266
Series 1994-42, Class ZQ, 7.00%, 4/25/24	652,037	702,768
Series 1994-79, Class Z, 7.00%, 4/25/24	121,317	130,464
Series 1994-89, Class ZQ, 8.00%, 7/25/24	114,736	126,242
Series 1996-35, Class Z, 7.00%, 7/25/26	36,328	40,285
Series 1998-16, Class H, 7.00%, 4/18/28	156,178	177,869
Series 1998-44, Class ZA, 6.50%, 7/20/28	267,422	296,922
Series 1999-25, Class Z, 6.00%, 6/25/29	266,962	298,648
Series 2000-2, Class ZE, 7.50%, 2/25/30	64,736	73,946
Series 2000-49, Class A, 8.00%, 3/18/27	197,168	221,212
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,125,697	2,379,116
Series 2001-74, Class QE, 6.00%, 12/25/31	565,957	643,096
Series 2009-48, Class WA, 5.834%, 7/25/39(13)	2,763,347	3,015,780
Series 2011-38, Class SA, 8.517%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(14)	3,901,841	4,923,426
Interest Only:(12)
Series 424, Class C8, 3.50%, 2/25/48	22,169,266	2,877,152
Series 2018-21, Class IO, 3.00%, 4/25/48	23,261,473	2,658,745
Series 2018-58, Class BI, 4.00%, 8/25/48	3,603,427	421,047

$20,456,116

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C07, Class 1M2, 4.061%, (1 mo. USD LIBOR + 2.40%), 5/25/30(5)	$5,000,000	$5,111,442
Series 2017-C07, Class 1M2C, 4.061%, (1 mo. USD LIBOR + 2.40%), 5/25/30(5)	3,942,383	4,026,933
Series 2018-C01, Class 1M2, 3.911%, (1 mo. USD LIBOR + 2.25%), 7/25/30(5)	5,000,000	5,105,893
Series 2018-C03, Class 1M2, 3.811%, (1 mo. USD LIBOR + 2.15%), 10/25/30(5)	5,500,000	5,606,611

$19,850,879

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$42,496	$45,002

$45,002

Total Collateralized Mortgage Obligations (identified cost $61,182,510)	$51,920,881

Mortgage Pass-Throughs — 2.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.875%, (COF + 1.25%), with maturity at 2035(15)	$1,319,950	$1,336,966
3.471%, (COF + 2.39%), with maturity at 2023(15)	13,739	13,806
3.985%, (COF + 1.25%), with maturity at 2029(15)	10,987	11,403
4.41%, (COF + 1.25%), with maturity at 2030(15)	258,521	270,543
4.50%, with maturity at 2035	223,685	239,341
4.594%, (1 yr. CMT + 2.33%), with maturity at 2036(15)	1,082,527	1,140,740
6.00%, with various maturities to 2035	5,672,133	6,413,977
6.50%, with various maturities to 2032	6,599,221	7,545,068
6.60%, with maturity at 2030	615,625	698,102
7.00%, with various maturities to 2036	9,215,294	10,484,506
7.31%, with maturity at 2026	22,726	24,789
7.50%, with various maturities to 2035	4,206,993	4,704,213
7.95%, with maturity at 2022	53,572	54,040
8.00%, with various maturities to 2030	943,947	1,025,798
8.15%, with maturity at 2021	2,917	2,990
8.50%, with maturity at 2025	47,594	48,891
9.00%, with various maturities to 2027	120,156	127,919
9.50%, with maturity at 2027	40,982	41,088
10.00%, with maturity at 2020	127	128
10.50%, with maturity at 2021	842	856

$34,185,164

Federal National Mortgage Association:
2.38%, (COF + 1.25%), with maturity at 2027(15)	$76,056	$76,141
2.405%, (COF + 1.25%), with various maturities to 2033(15)	1,765,911	1,767,941
2.555%, (COF + 1.40%), with maturity at 2025(15)	297,923	298,293
2.755%, (COF + 1.60%), with maturity at 2024(15)	123,015	123,483
3.389%, (COF + 1.25%), with maturity at 2034(15)	672,038	686,908
3.498%, (COF + 1.25%), with maturity at 2035(15)	1,587,823	1,617,920
4.084%, (COF + 1.77%), with maturity at 2035(15)	2,100,336	2,165,047
4.511%, (1 yr. CMT + 2.15%), with maturity at 2028(15)	100,904	104,471
5.50%, with maturity at 2020	39	39
6.00%, with various maturities to 2035	19,211,548	21,939,458
6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(15)	645,487	705,035
6.50%, with various maturities to 2038	8,021,483	9,066,897
7.00%, with various maturities to 2035	12,488,901	14,320,620
7.50%, with various maturities to 2027	68,165	72,769
7.628%, (1 yr. CMT + 2.15%), with maturity at 2025(15)	18,140	19,115
8.00%, with various maturities to 2026	14,656	15,314
8.50%, with various maturities to 2037	1,708,461	1,975,833
9.00%, with various maturities to 2032	229,141	252,606
9.251%, with maturity at 2028	1,056	1,083
9.50%, with various maturities to 2031	95,691	103,875
9.543%, with maturity at 2027	3,325	3,551
10.50%, with maturity at 2029	25,837	30,430
11.50%, with maturity at 2031	114,938	137,922

$55,484,751

Government National Mortgage Association:
4.125%, (1 yr. CMT + 1.50%), with maturity at 2024(15)	$134,338	$136,325
6.50%, with various maturities to 2032	379,503	422,797
7.00%, with various maturities to 2031	635,849	713,834
7.50%, with various maturities to 2028	91,178	100,619
8.00%, with various maturities to 2023	53,632	57,063
8.50%, with maturity at 2021	249	250
9.00%, with maturity at 2025	18,247	19,391
9.50%, with various maturities to 2021	4,056	4,126

$1,454,405

Total Mortgage Pass-Throughs (identified cost $87,115,922)	$91,124,320

U.S. Treasury Obligations — 0.0%(1)
Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,597,763

Total U.S. Treasury Obligations (identified cost $1,532,224)	$1,597,763

U.S. Government Guaranteed Small Business Administration Loans (16)(17) — 0.8%
Security	Principal Amount (000's omitted)	Value

1.11%, 9/15/42	$1,687,828	$69,407
1.41%, 9/15/42	1,111,046	59,222
1.61%, 8/15/42 to 9/15/42	1,905,216	123,325
1.66%, 8/15/42 to 4/15/43	7,294,401	447,611
1.91%, 7/15/42 to 4/15/43	15,044,338	1,066,498
1.93%, 3/15/41 to 5/15/42	2,145,515	148,674
1.96%, 9/15/42	2,955,168	203,779
2.03%, 8/15/32	813,458	53,489
2.11%, 8/15/42 to 9/15/42	6,008,146	468,721
2.16%, 2/15/42 to 4/15/43	16,371,423	1,351,669
2.21%, 9/15/42	2,735,089	219,862
2.28%, 3/15/43	2,766,208	273,848
2.36%, 9/15/42	1,981,793	176,624
2.38%, 2/15/41 to 3/15/41	1,370,601	115,595
2.39%, 7/15/39	1,018,688	79,651
2.41%, 12/15/41 to 4/15/43	25,189,259	2,384,571
2.46%, 3/15/28 to 4/15/43	10,221,064	903,300
2.53%, 6/15/36	875,436	73,370
2.56%, 5/15/37	1,397,103	116,194
2.58%, 9/15/42	2,505,140	241,827
2.61%, 9/15/42	2,889,211	296,167
2.63%, 11/15/36	627,265	52,765
2.66%, 4/15/43	8,216,982	879,693
2.71%, 10/4/23 to 8/25/42(18)	22,186,973	1,767,013
2.71%, 7/15/27 to 9/15/42	9,551,670	914,961
2.91%, 10/15/42 to 4/15/43	16,552,547	1,955,315
2.93%, 4/15/42 to 5/15/42	1,010,551	121,481
2.96%, 7/15/27 to 2/15/43	8,305,663	735,225
2.98%, 7/15/43	1,219,123	144,072
2.99%, 2/15/29	917,695	72,209
3.03%, 4/15/41 to 7/15/41	1,894,493	197,654
3.16%, 9/15/42 to 4/15/43	6,442,992	879,943
3.21%, 6/15/27 to 3/15/43	8,678,626	1,033,483
3.29%, 12/15/42	3,575,516	477,217
3.34%, 12/28/26 to 8/17/42(18)	35,463,970	2,989,441
3.41%, 3/15/43 to 4/15/43	8,317,999	1,112,707
3.46%, 3/15/27 to 3/15/43	6,043,268	772,389
3.66%, 9/15/42 to 6/15/43	9,615,137	1,497,148
3.69%, 3/15/43	1,359,133	240,304
3.71%, 2/15/28 to 10/15/42	13,565,545	1,575,882
3.78%, 5/15/27 to 9/15/42	4,126,655	552,337

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $29,257,022)	$26,844,643

Total Debt Obligations - United States (identified cost $209,151,678)	$201,742,320

Common Stocks — 3.1%
Security	Shares	Value

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(19)	4,401,002	$6,315,010

Total Cyprus	$6,315,010

Greece — 0.4%

Alpha Bank AE(19)	911,347	$1,824,028
Eurobank Ergasias SA(19)	2,484,668	2,279,738
Hellenic Telecommunications Organization SA	153,638	2,294,523
JUMBO SA	101,395	2,062,187
National Bank of Greece SA(19)	594,090	1,885,785
OPAP SA	172,260	2,144,993
Piraeus Bank SA(19)	475,597	1,688,973

Total Greece	$14,180,227

Iceland — 1.1%

Arion Banki HF(4)	15,974,003	$10,673,174
Eik Fasteignafelag HF	55,172,752	3,847,361
Eimskipafelag Islands HF	4,064,445	5,612,839
Hagar HF	15,796,119	6,547,927
Heimavellir HF(19)	34,561,103	369,411
Reginn HF(19)	22,125,500	3,886,632
Reitir Fasteignafelag HF	8,912,481	5,439,915
Siminn HF	99,569,761	4,310,166

Total Iceland	$40,687,425

Indonesia — 0.3%

Astra International Tbk PT	2,035,300	$939,570
Bank Central Asia Tbk PT	965,600	2,281,732
Bank Mandiri Persero Tbk PT	1,824,600	997,683
Bank Negara Indonesia Persero Tbk PT	750,100	393,005
Bank Rakyat Indonesia Persero Tbk PT	5,388,300	1,751,762
Barito Pacific Tbk PT(19)	2,811,700	268,027
Charoen Pokphand Indonesia Tbk PT	694,300	336,522
Gudang Garam Tbk PT	50,000	203,724
Indocement Tunggal Prakarsa Tbk PT	184,900	221,578
Indofood CBP Sukses Makmur Tbk PT	210,400	174,595
Indofood Sukses Makmur Tbk PT	417,400	239,165
Kalbe Farma Tbk PT	2,126,400	221,814
Semen Indonesia Persero Tbk PT	279,400	243,407
Telekomunikasi Indonesia Persero Tbk PT	4,703,500	1,304,642
Unilever Indonesia Tbk PT	752,200	436,910
United Tractors Tbk PT	168,700	235,741

Total Indonesia	$10,249,877

Mongolia — 0.0%(1)

Mongolian Mining Corp.(19)	2,862,450	$186,128

Total Mongolia	$186,128

Serbia — 0.1%

Komercijalna Banka AD Beograd(19)	84,003	$2,465,648

Total Serbia	$2,465,648

Singapore — 0.3%

Yoma Strategic Holdings, Ltd.(19)	43,974,000	$10,082,536

Total Singapore	$10,082,536

Sri Lanka — 0.1%

Softlogic Life Insurance PLC	23,874,288	$4,796,677

Total Sri Lanka	$4,796,677

Vietnam — 0.6%

Bank for Foreign Trade of Vietnam JSC	635,510	$2,403,060
Bank for Investment and Development of Vietnam JSC	468,816	1,023,324
Bao Viet Holdings	156,900	394,491
Binh Minh Plastics JSC	255,600	463,938
Coteccons Construction JSC	133,000	315,506
Domesco Medical Import Export JSC	240,160	783,126
Hoa Phat Group JSC(19)	1,189,907	1,217,833
KIDO Group Corp.	137,550	111,283
Masan Group Corp.(19)	715,980	1,535,259
PetroVietnam Gas JSC	165,200	608,027
PetroVietnam Nhon Trach 2 Power JSC	882,000	725,513
PetroVietnam Technical Services Corp.	672,281	466,815
Refrigeration Electrical Engineering Corp.	807,810	1,169,082
SSI Securities Corp.	668,470	502,153
Viet Capital Securities JSC	448,200	514,704
Vietnam Dairy Products JSC	546,768	2,535,770
Vietnam Prosperity JSC Bank(19)	1,636,555	1,692,826
Vietnam Technological & Commercial Joint Stock Bank(19)	781,800	778,063
Vingroup JSC(19)	1,039,114	5,108,006

Total Vietnam	$22,348,779

Total Common Stocks (identified cost $128,749,467)	$111,312,307

Short-Term Investments — 30.3%
Foreign Government Securities — 9.0%
Security	Principal Amount (000's omitted)	Value

Egypt — 4.1%

Egypt Treasury Bill, 0.00%, 3/10/20	EGP	128,750	$8,061,334
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	570,100	35,226,769
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	206,350	12,715,955
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	531,025	32,502,091
Egypt Treasury Bill, 0.00%, 8/4/20	EGP	967,625	57,076,402

Total Egypt	$145,582,551

Georgia — 0.6%

Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	2,631	$903,438
Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,565	536,968
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	2,302	789,165
Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	1,904	655,142
Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	3,253	1,118,560
Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	1,937	665,920
Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	3,235	1,111,734
Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	1,310	449,855
Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	2,879	986,455
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	7,363	2,522,744
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,309	448,005
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,021	349,318
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	2,028	693,425
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,185	405,224
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,944	664,698
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,140	731,626
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,843	971,100
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	2,384	814,358
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,815	615,437
Georgia Treasury Bill, 0.00%, 5/14/20	GEL	4,290	1,451,439
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,686	904,599
Georgia Treasury Bill, 0.00%, 6/11/20	GEL	3,269	1,097,935
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	160	53,522
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,982	1,273,621

Total Georgia	$20,214,288

Nigeria — 0.3%

Nigeria OMO Bill, 0.00%, 7/21/20	NGN	1,458,865	$3,806,173
Nigeria OMO Bill, 0.00%, 1/12/21	NGN	1,463,905	3,558,960
Nigeria OMO Bill, 0.00%, 1/26/21	NGN	1,366,367	3,279,010

Total Nigeria	$10,644,143

Pakistan — 4.0%

Pakistan Treasury Bill, 0.00%, 2/13/20	PKR	2,378,700	$15,313,468
Pakistan Treasury Bill, 0.00%, 5/21/20	PKR	2,461,400	15,301,563
Pakistan Treasury Bill, 0.00%, 11/19/20	PKR	2,602,700	15,215,383
Pakistan Treasury Bill, 0.00%, 12/3/20	PKR	3,290,700	19,156,552
Pakistan Treasury Bill, 0.00%, 12/17/20	PKR	5,406,600	31,337,718
Pakistan Treasury Bill, 0.00%, 12/31/20	PKR	1,817,000	10,487,032
Pakistan Treasury Bill, 0.00%, 1/14/21	PKR	1,347,200	7,742,849
Pakistan Treasury Bill, 0.00%, 1/28/21	PKR	3,476,500	19,887,487
Pakistan Treasury Bill, 0.00%, 1/28/21	PKR	1,490,000	8,523,617

Total Pakistan	$142,965,669

Total Foreign Government Securities (identified cost $312,236,664)	$319,406,651

U.S. Treasury Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value

U.S. Treasury Bill, 0.00%, 2/20/20(20)	$54,900	$54,861,934

Total U.S. Treasury Obligations (identified cost $54,856,826)	$54,861,934

Other — 19.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.74%(21)	704,491,493	$704,561,942

Total Other (identified cost $704,465,917)	$704,561,942

Total Short-Term Investments (identified cost $1,071,559,407)	$1,078,830,527

Total Purchased Options and Swaptions — 0.1% (identified cost $3,937,029)	$4,077,374

Total Investments — 95.3% (identified cost $3,257,992,033)	$3,391,189,099

Securities Sold Short — (0.3)%
Common Stocks — (0.3)%
Security	Shares	Value

Ashmore Group PLC	(1,343,300)	$(9,607,558)

Total Common Stocks	$(9,607,558)

Total Securities Sold Short (proceeds $8,950,969)	$(9,607,558)

Other Assets, Less Liabilities — 4.9%	$175,873,169

Net Assets — 100.0%	$3,557,454,710

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.
(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $834,313,275 or 23.5% of the Portfolio's net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $135,966,767 or 3.8% of the Portfolio's net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine's GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(11)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(12)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2020.
(15)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2020.

(16)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(17)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.
(18)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2020 of all interest only securities comprising the certificate.
(19)	Non-income producing security.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Purchased Currency Options — 0.0%(1)
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
___________________________________________________________________________________________________________
Call BRL/Put USD	Standard Chartered Bank	USD	36,740,000	BRL	3.57	7/20/20	$7,679
___________________________________________________________________________________________________________
Total	$7,679
___________________________________________________________________________________________________________
Purchased Interest Rate Swaptions — 0.1%
Description	Counterparty	Notional Amount	Expiration Date	Value
___________________________________________________________________________________________________________
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	$28,963,000	7/5/28	$3,385,944
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	683,751
___________________________________________________________________________________________________________
Total	$4,069,695
___________________________________________________________________________________________________________
Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Settlement Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
NZD	13,944,849	USD	9,047,418	2/3/20	$(33,469)
NZD	20,315,000	USD	13,180,372	2/3/20	(48,759)
NZD	23,782,000	USD	15,429,762	2/3/20	(57,080)
NZD	40,311,000	USD	26,153,777	2/3/20	(96,751)
NZD	64,093,000	USD	41,897,594	2/3/20	(467,887)
NZD	34,259,849	USD	22,680,363	2/3/20	(534,801)
USD	26,686,285	NZD	40,311,000	2/3/20	629,260
USD	41,583,538	NZD	64,093,000	2/3/20	153,831
USD	9,115,748	NZD	13,944,849	2/3/20	101,799
USD	22,227,790	NZD	34,259,849	2/3/20	82,228
USD	12,928,466	NZD	20,315,000	2/3/20	(203,147)
USD	15,134,865	NZD	23,782,000	2/3/20	(237,817)
BRL	101,702,000	USD	23,820,588	2/4/20	(72,865)
BRL	221,402,000	USD	54,874,464	2/4/20	(3,176,430)
USD	24,260,973	BRL	101,702,000	2/4/20	513,250
USD	51,856,658	BRL	221,402,000	2/4/20	158,624
AUD	22,121,000	USD	15,367,791	2/10/20	(558,665)
EUR	1,791,484	USD	2,008,469	2/10/20	(20,902)
EUR	35,397,612	USD	39,684,971	2/10/20	(413,007)
PHP	254,405,000	USD	5,003,048	2/10/20	(3,424)
SEK	353,979,000	USD	37,000,000	2/10/20	(219,740)
USD	4,180,919	CLP	3,241,571,000	2/10/20	130,713
USD	2,090,476	CLP	1,616,982,874	2/10/20	70,124
USD	213,658,583	EUR	190,576,016	2/10/20	2,223,575
USD	10,314,304	EUR	9,200,000	2/10/20	107,342
USD	4,371,043	NZD	6,565,000	2/10/20	127,146
USD	1,417,509	NZD	2,129,000	2/10/20	41,233
USD	24,818,456	RUB	1,540,355,000	2/10/20	741,569
USD	8,355,465	SGD	11,272,943	2/10/20	94,738
USD	4,162,171	KRW	4,816,880,761	2/13/20	124,755
USD	18,883,752	AUD	27,503,000	2/14/20	470,268
USD	19,149,684	AUD	27,927,000	2/14/20	452,328
USD	19,762,395	NZD	29,780,000	2/21/20	508,682
USD	9,820,809	NZD	14,799,000	2/21/20	252,786
USD	6,888,983	NZD	10,720,267	2/24/20	(42,272)
USD	12,892,869	NZD	20,063,194	2/24/20	(79,114)
JPY	8,367,251,719	USD	77,435,835	2/26/20	(125,376)
USD	25,473,428	JPY	2,752,505,810	2/26/20	41,244
BRL	101,702,000	USD	24,231,493	3/3/20	(519,658)
USD	5,268,114	EUR	4,755,989	3/3/20	(15,558)
USD	9,070,519	EUR	8,192,600	3/3/20	(31,060)
AUD	17,849,697	USD	12,203,124	3/5/20	(248,067)
USD	7,077,496	NZD	10,874,000	3/5/20	45,947
USD	2,706,293	NZD	4,158,000	3/5/20	17,569
USD	41,768,155	EUR	37,289,000	3/6/20	334,250
USD	32,367,906	EUR	28,896,820	3/6/20	259,025
USD	12,424,303	EUR	11,091,939	3/6/20	99,426
USD	6,467,573	EUR	5,774,000	3/6/20	51,757
PHP	458,712,000	USD	8,999,823	3/9/20	(24,057)
PHP	458,712,000	USD	9,001,413	3/9/20	(25,646)
USD	22,135,491	PHP	1,162,888,000	3/9/20	(619,117)
AUD	31,921,000	USD	21,955,104	3/10/20	(573,634)
USD	574,504	KRW	665,890,000	3/10/20	17,555
USD	4,224,334	KRW	5,024,212,000	3/10/20	22,095
USD	151,813	KRW	176,487,054	3/10/20	4,200
JPY	4,071,042,626	USD	37,718,238	3/11/20	(74,643)
AUD	92,906,533	USD	63,409,303	3/13/20	(1,174,764)
JPY	1,673,386,602	USD	15,481,777	3/13/20	(6,796)
USD	74,769,416	AUD	109,551,230	3/13/20	1,385,229
USD	33,243,210	NZD	50,858,000	3/13/20	352,886
USD	4,231,061	NZD	6,473,000	3/13/20	44,914
INR	410,721,000	USD	5,758,040	3/16/20	(49,221)
INR	768,445,000	USD	10,770,077	3/16/20	(89,071)
NOK	411,372,700	USD	45,605,213	3/19/20	(873,051)
CAD	73,204,311	USD	55,855,784	3/20/20	(542,501)
GBP	1,887,981	USD	2,453,243	3/20/20	42,832
GBP	2,247,792	USD	2,939,033	3/20/20	32,743
GBP	2,272,817	USD	2,972,390	3/20/20	32,471
GBP	470,993	USD	611,914	3/20/20	10,780
USD	55,855,784	CAD	72,864,987	3/20/20	798,894
JPY	1,857,000,000	USD	17,078,218	3/26/20	107,215
NZD	13,944,849	USD	9,122,869	3/31/20	(102,405)
USD	41,930,326	NZD	64,093,000	3/31/20	470,671
INR	724,980,000	USD	10,067,768	4/3/20	(16,053)
EUR	10,129,852	USD	11,315,166	4/9/20	(35,772)
EUR	28,896,819	USD	32,503,085	4/9/20	(327,036)
USD	48,062,015	EUR	42,729,464	4/9/20	483,585
USD	43,966,106	EUR	39,088,002	4/9/20	442,373
USD	31,801,806	EUR	28,273,348	4/9/20	319,980
USD	13,948,398	EUR	12,400,803	4/9/20	140,344
USD	11,801,129	RUB	737,901,000	4/9/20	339,604
AUD	34,615,000	USD	23,780,055	4/14/20	(578,511)
INR	1,204,990	USD	16,822	4/15/20	(138)
INR	66,896,000	USD	932,999	4/15/20	(6,803)
USD	48,283,667	EUR	43,121,582	4/15/20	251,265
USD	56,171,390	ZAR	810,996,912	4/20/20	2,672,340
USD	39,683,146	ZAR	581,457,300	4/20/20	1,326,141
USD	19,106,023	ZAR	279,951,000	4/20/20	638,490
ZAR	577,210,000	USD	39,393,278	4/20/20	(1,316,454)
USD	5,507,695	KRW	6,369,264,000	4/22/20	176,668
USD	3,226,500	KRW	3,749,193,000	4/22/20	88,453
USD	77,506,679	EUR	69,360,000	4/24/20	205,836
USD	22,980,901	KRW	26,703,806,389	4/29/20	628,443
USD	7,115,358	EUR	6,376,340	5/8/20	3,097
USD	5,177,776	EUR	4,640,000	5/8/20	2,254
USD	1,828,960	EUR	1,639,000	5/8/20	796
USD	21,252,508	EUR	19,083,051	5/8/20	(33,001)
USD	48,788,660	ZAR	717,447,000	5/26/20	1,683,646
USD	81,884,413	EUR	72,337,013	7/10/20	907,264
USD	41,399,577	EUR	36,572,549	7/10/20	458,699
USD	4,075,146	EUR	3,600,000	7/10/20	45,152
EUR	1,818,678	USD	2,051,160	7/17/20	(14,436)
EUR	5,774,000	USD	6,512,090	7/17/20	(45,833)
USD	76,820,574	EUR	68,113,611	7/17/20	540,670
USD	8,939,181	EUR	7,926,000	7/17/20	62,915
USD	2,051,159	EUR	1,818,678	7/17/20	14,436
USD	5,955,559	IDR	82,526,178,894	7/21/20	89,905
USD	4,767,041	IDR	66,095,025,000	7/21/20	69,253
___________________________________________________________________________________________________________
$9,012,771
___________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
AED	51,000,000	USD	13,875,663	Standard Chartered Bank	2/3/20	$9,255	$—
AED	4,000,000	USD	1,089,037	Standard Chartered Bank	2/3/20	—	(24)
AED	74,626,500	USD	20,318,418	Standard Chartered Bank	2/3/20	—	(1,106)
EUR	19,110,250	USD	21,030,830	UBS AG	2/3/20	163,383	—
EUR	19,110,250	USD	21,088,161	UBS AG	2/3/20	106,053	—
EUR	7,703,664	USD	8,477,883	UBS AG	2/3/20	65,863	—
EUR	7,703,664	USD	8,500,994	UBS AG	2/3/20	42,752	—
EUR	4,445,000	USD	4,891,723	UBS AG	2/3/20	38,003	—
EUR	4,445,000	USD	4,905,058	UBS AG	2/3/20	24,668	—
TRY	1,826,000	USD	264,830	Goldman Sachs International	2/3/20	40,279	—
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(2,840,477)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(3,851,206)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(5,348,425)
TRY	137,406	USD	19,923	JPMorgan Chase Bank, N.A.	2/3/20	3,037	—
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,098,089)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,177,661)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(133,527)
USD	21,247,541	EUR	19,110,250	UBS AG	2/3/20	53,327	—
USD	8,565,242	EUR	7,703,664	UBS AG	2/3/20	21,497	—
USD	4,942,129	EUR	4,445,000	UBS AG	2/3/20	12,404	—
USD	4,905,058	EUR	4,445,000	UBS AG	2/3/20	—	(24,668)
USD	8,500,994	EUR	7,703,664	UBS AG	2/3/20	—	(42,752)
USD	21,088,161	EUR	19,110,250	UBS AG	2/3/20	—	(106,053)
USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	7,151,862	—
USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	1,451,294	—
BRL	119,700,000	USD	28,036,070	Standard Chartered Bank	2/4/20	—	(85,759)
EUR	8,192,600	USD	9,055,281	Citibank, N.A.	2/4/20	30,718	—
USD	29,631,529	BRL	119,700,000	Standard Chartered Bank	2/4/20	1,681,219	—
USD	9,051,938	EUR	8,192,600	Standard Chartered Bank	2/4/20	—	(34,061)
TRY	203,749,000	USD	34,281,250	Standard Chartered Bank	2/6/20	—	(261,086)
AED	108,000,000	USD	29,380,560	Standard Chartered Bank	2/10/20	22,797	—
EGP	140,315,000	USD	7,556,004	Goldman Sachs International	2/10/20	1,308,198	—
EGP	127,882,000	USD	7,288,800	Goldman Sachs International	2/10/20	789,965	—
TRY	373,541	USD	54,154	Deutsche Bank AG	2/10/20	8,156	—
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(3,296,165)
TRY	538,000	USD	77,354	Standard Chartered Bank	2/10/20	12,390	—
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(2,842,937)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(3,311,619)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(181,504)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(235,413)
USD	5,226,209	CLP	4,032,000,000	Standard Chartered Bank	2/10/20	188,395	—
USD	5,435,173	CLP	4,208,900,000	Standard Chartered Bank	2/10/20	176,330	—
USD	418,082	CLP	324,100,000	Standard Chartered Bank	2/10/20	13,133	—
USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	1,997,610	—
USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	3,710,889	—
USD	3,767,929	UAH	95,517,000	Bank of America, N.A.	2/12/20	—	(39,192)
USD	3,767,913	UAH	95,705,000	Citibank, N.A.	2/12/20	—	(46,701)
USD	16,088,960	KRW	18,672,281,000	Australia and New Zealand Banking Group Limited	2/13/20	438,217	—
USD	14,401,086	KRW	16,670,088,000	Australia and New Zealand Banking Group Limited	2/13/20	428,542	—
USD	4,046,263	KRW	4,728,055,000	Australia and New Zealand Banking Group Limited	2/13/20	83,299	—
USD	2,381,665	KRW	2,758,955,400	Australia and New Zealand Banking Group Limited	2/13/20	69,162	—
USD	2,381,637	KRW	2,780,282,418	Australia and New Zealand Banking Group Limited	2/13/20	51,258	—
USD	3,762,609	UAH	95,194,000	Citibank, N.A.	2/13/20	—	(30,901)
USD	3,767,905	UAH	95,328,000	Citibank, N.A.	2/13/20	—	(30,944)
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(4,059,926)
TRY	743,459	USD	106,819	Standard Chartered Bank	2/14/20	17,086	—
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(4,240,081)
UAH	59,600,000	USD	2,386,864	Standard Chartered Bank	2/14/20	—	(12,248)
USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	2,650,126	—
USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	2,501,582	—
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(156,294)
MYR	25,266,000	USD	6,082,330	State Street Bank and Trust Company	2/20/20	73,171	—
USD	6,092,009	MYR	25,266,000	Barclays Bank PLC	2/20/20	—	(63,492)
EUR	9,613,783	RSD	1,134,907,034	JPMorgan Chase Bank, N.A.	2/24/20	—	(21,950)
EUR	313,402	USD	350,271	Australia and New Zealand Banking Group Limited	2/24/20	—	(2,268)
EUR	1,516,007	USD	1,672,779	Bank of America, N.A.	2/24/20	10,603	—
EUR	4,374,019	USD	4,867,518	Bank of America, N.A.	2/24/20	—	(10,584)
EUR	7,646,222	USD	8,525,063	Bank of America, N.A.	2/24/20	—	(34,657)
EUR	11,464,028	USD	12,793,202	Goldman Sachs International	2/24/20	—	(63,483)
INR	339,970,000	USD	4,754,466	Australia and New Zealand Banking Group Limited	2/24/20	—	(11,575)
INR	127,093,200	USD	1,788,335	Australia and New Zealand Banking Group Limited	2/24/20	—	(15,269)
INR	475,200,000	USD	6,682,539	Australia and New Zealand Banking Group Limited	2/24/20	—	(53,066)
INR	878,324,000	USD	12,329,448	Australia and New Zealand Banking Group Limited	2/24/20	—	(76,030)
INR	2,595,000	USD	35,706	Goldman Sachs International	2/24/20	497	—
USD	1,694,491	EUR	1,522,694	Bank of America, N.A.	2/24/20	3,684	—
USD	2,579,266	EUR	2,314,559	Goldman Sachs International	2/24/20	9,167	—
USD	1,319,741	EUR	1,184,298	Goldman Sachs International	2/24/20	4,691	—
USD	1,242,121	EUR	1,114,643	Goldman Sachs International	2/24/20	4,415	—
USD	1,159,543	EUR	1,040,540	Goldman Sachs International	2/24/20	4,121	—
USD	166,831	EUR	148,589	Morgan Stanley & Co. International PLC	2/24/20	1,837	—
USD	4,897,990	EUR	4,445,000	UBS AG	2/24/20	—	(37,762)
USD	8,488,745	EUR	7,703,664	UBS AG	2/24/20	—	(65,446)
USD	21,057,776	EUR	19,110,250	UBS AG	2/24/20	—	(162,349)
USD	20,703,452	ZAR	309,175,000	Standard Chartered Bank	2/24/20	157,990	—
EUR	11,985,972	RSD	1,410,629,043	HSBC Bank USA, N.A.	2/27/20	15,370	—
UAH	38,755,394	USD	1,552,700	Bank of America, N.A.	2/28/20	—	(12,777)
USD	2,552,192	UAH	63,268,850	Bank of America, N.A.	3/3/20	40,190	—
EUR	9,264,808	RSD	1,093,710,594	JPMorgan Chase Bank, N.A.	3/4/20	—	(16,365)
THB	295,713,451	USD	9,771,775	Standard Chartered Bank	3/6/20	—	(278,754)
USD	25,722,604	THB	778,417,451	Standard Chartered Bank	3/6/20	733,775	—
USD	714,503	KRW	834,362,000	Australia and New Zealand Banking Group Limited	3/10/20	16,644	—
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(74,467)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(140,193)
NOK	486,950,000	EUR	49,039,749	Standard Chartered Bank	3/16/20	—	(1,574,735)
USD	28,131,141	THB	849,609,458	Standard Chartered Bank	3/16/20	850,847	—
UGX	1,580,167,000	USD	416,711	Citibank, N.A.	3/20/20	8,889	—
UGX	16,904,446,000	USD	4,207,179	Citibank, N.A.	3/23/20	343,649	—
EUR	21,681,198	RSD	2,551,876,957	Citibank, N.A.	3/24/20	63,437	—
UGX	16,908,653,925	USD	4,207,179	Citibank, N.A.	3/25/20	343,323	—
UGX	3,654,323,000	USD	964,710	Standard Chartered Bank	3/27/20	18,436	—
USD	19,758,300	ZAR	296,497,000	Standard Chartered Bank	3/27/20	137,819	—
USD	1,635,006	UAH	39,747,000	Goldman Sachs International	4/3/20	67,395	—
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(105,293)
USD	32,378,657	THB	980,879,038	Standard Chartered Bank	4/10/20	866,077	—
UGX	1,574,165,000	USD	390,709	Standard Chartered Bank	4/14/20	31,051	—
UGX	3,849,800,000	USD	959,093	Citibank, N.A.	4/20/20	70,412	—
EGP	18,550,000	USD	971,459	Goldman Sachs International	4/21/20	175,724	—
EGP	56,500,000	USD	2,958,115	HSBC Bank USA, N.A.	4/21/20	536,000	—
USD	5,358,126	CNH	37,000,000	Citibank, N.A.	4/21/20	85,146	—
USD	3,524,319	CNH	24,220,000	UBS AG	4/23/20	72,862	—
USD	7,947,020	THB	241,351,000	Standard Chartered Bank	4/24/20	190,941	—
USD	26,277,227	KRW	30,545,700,000	Barclays Bank PLC	4/29/20	708,907	—
EGP	147,335,000	USD	7,734,121	Goldman Sachs International	5/7/20	1,339,594	—
EGP	136,520,000	USD	7,185,263	Societe Generale	5/13/20	1,209,001	—
AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	2,228	—
USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(10,616)
USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(113,734)
USD	605,446	GHS	3,669,000	ICBC Standard Bank plc	5/22/20	—	(35,092)
USD	1,222,772	GHS	7,410,000	ICBC Standard Bank plc	5/22/20	—	(70,873)
USD	502,391	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(29,558)
USD	1,243,931	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(71,014)
USD	1,518,294	GHS	9,254,000	ICBC Standard Bank plc	5/26/20	—	(94,407)
USD	494,042	GHS	3,039,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(34,861)
USD	249,552	GHS	1,531,000	Standard Chartered Bank	5/29/20	—	(16,901)
USD	624,544	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(44,889)
USD	2,036,846	GHS	12,659,000	Standard Chartered Bank	6/4/20	—	(160,455)
USD	765,133	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(56,164)
USD	1,288,382	GHS	7,901,000	Standard Chartered Bank	6/8/20	—	(80,620)
UGX	3,554,626,000	USD	880,076	Standard Chartered Bank	6/15/20	59,579	—
USD	1,259,464	GHS	7,752,000	Standard Chartered Bank	6/15/20	—	(79,578)
USD	741,998	GHS	4,567,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(46,188)
USD	739,595	GHS	4,567,000	Standard Chartered Bank	6/19/20	—	(47,898)
USD	1,035,855	GHS	6,298,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(48,685)
UGX	3,964,490,000	USD	989,391	Citibank, N.A.	6/26/20	56,662	—
USD	936,339	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(59,833)
UGX	19,325,459,000	USD	4,845,295	Standard Chartered Bank	7/2/20	248,675	—
USD	1,302,249	GHS	7,985,000	Citibank, N.A.	7/2/20	—	(66,787)
UGX	16,955,721,000	USD	4,258,092	Standard Chartered Bank	7/10/20	205,215	—
USD	1,284,910	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(58,291)
BRL	38,197,000	USD	9,913,653	Standard Chartered Bank	7/23/20	—	(1,070,278)
USD	9,910,408	BRL	38,197,000	Standard Chartered Bank	7/23/20	1,067,032	—
UGX	2,576,770,000	USD	645,807	Citibank, N.A.	8/10/20	27,741	—
UGX	3,610,435,000	USD	907,829	Standard Chartered Bank	8/14/20	34,149	—
USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(98,701)
EGP	95,900,000	USD	5,407,387	Goldman Sachs International	11/12/20	232,012	—
USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(99,818)
USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(697,817)
USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(334,827)
USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(36,980)
USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(146,772)
USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(10,003)
USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(16,263)
USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(80,711)
USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(82,683)
USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(97,245)
USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	—	(61,150)
USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	—	(162,559)
USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	—	(85,645)
USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	—	(92,309)
USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	—	(71,142)
USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	—	(280,039)
USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	—	(450)
___________________________________________________________________________________________________________
$35,491,707	$(41,061,170)
___________________________________________________________________________________________________________
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Commodity Futures
WTI Crude Oil	624	Long	7/20/20	$32,192,160	$(3,608,494)
WTI Crude Oil	566	Short	3/19/20	(29,250,880)	4,291,595
Equity Futures
SPI 200 Index	102	Long	3/19/20	11,724,036	120,053
TOPIX Index	131	Long	3/12/20	19,917,244	(828,718)
Interest Rate Futures
Euro-Bobl	131	Short	3/6/20	(19,607,729)	(121,397)
Euro-Bund	53	Short	3/6/20	(10,288,786)	(166,934)
U.S. 2-Year Treasury Note	151	Short	3/31/20	(32,670,266)	(102,110)
U.S. 5-Year Treasury Note	448	Short	3/31/20	(53,903,500)	(524,922)
U.S. Ultra-Long Treasury Bond	12	Short	3/20/20	(2,324,250)	(59,665)
___________________________________________________________________________________________________________
$(1,000,592)
___________________________________________________________________________________________________________

WTI – West Texas Intermediate

Centrally Cleared Inflation Swaps

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date		Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays		1.57% (pays upon termination)	8/15/32	$(993,545)
EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays		1.59% (pays upon termination)	8/15/32	(1,041,395)
EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays		1.60% (pays upon termination)	8/15/32	(1,061,139)
EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays		1.64% (pays upon termination)	10/15/32	(1,146,647)
EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives		1.77% (pays upon termination)	8/15/42	2,012,552
EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives		1.78% (pays upon termination)	8/15/42	2,034,271
EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives		1.79% (pays upon termination)	8/15/42	2,080,703
EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives		1.85% (pays upon termination)	10/15/42	2,356,840
EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives		1.90% (pays upon termination)	8/4/47	278,110
USD	74,987	Receives	Return on CPI-U (NSA) (pays upon termination)	Pay		1.73% (pays upon termination)	6/21/24	(163,474)
USD	36,990	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays		1.88% (pays upon termination)	7/15/24	(390,480)
USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays		2.16% (pays upon termination)	8/4/47	(284,411)
USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays		2.13% (pays upon termination)	8/22/47	(376,922)
USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays		2.15% (pays upon termination)	8/25/47	(404,316)
USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays		2.15% (pays upon termination)	9/1/47	(408,481)
USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays		2.22% (pays upon termination)	10/5/47	(484,835)
___________________________________________________________________________________________________________
								$2,006,831
___________________________________________________________________________________________________________

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted
HICP - Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
AUD	7,000	Receives	6-Month AUD LIBOR (pays semi-annually)	1.11% (pays semi-annually)	8/22/29	$(20,415)	$—	$(20,415)
AUD	25,000	Receives	6-Month AUD LIBOR (pays semi-annually)	1.11% (pays semi-annually)	8/22/29	(71,299)	—	(71,299)
AUD	31,000	Receives	6-Month AUD LIBOR (pays semi-annually)	1.10% (pays semi-annually)	8/22/29	(72,426)	—	(72,426)
AUD	42,000	Receives	6-Month AUD LIBOR (pays semi-annually)	1.10% (pays semi-annually)	8/22/29	(92,711)	—	(92,711)
CAD	155,500	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(709,647)	—	(709,647)
CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	351,409	—	351,409
CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	349,929	—	349,929
CNY	163,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	564,415	—	564,415
CNY	306,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,049,786	—	1,049,786
CNY	29,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	56,704	—	56,704
CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	112,499	—	112,499
CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	111,771	—	111,771
CNY	78,906	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	147,571	—	147,571
CNY	90,742	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	173,892	—	173,892
CNY	118,359	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	224,996	—	224,996
CNY	39,453	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	68,100	—	68,100
CNY	77,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	170,463	—	170,463
CNY	147,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	316,822	—	316,822
CNY	180,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	381,885	—	381,885
CNY	231,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	487,672	—	487,672
CNY	42,255	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	160,653	—	160,653
CNY	147,945	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	562,485	—	562,485
CNY	111,819	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	53,142	—	53,142
CNY	196,330	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	83,762	—	83,762
EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(432,585)	164,240	(268,345)
EUR	2,800	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	2,642	—	2,642
EUR	7,139	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	80,486	(3)	80,483
EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.45)% (pays annually)	8/26/24	17,554	(3)	17,551
EUR	1,000	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	11,121	(19)	11,102
EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	18,993	—	18,993
EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(82,817)	41,259	(41,558)
EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(139,596)	26,076	(113,520)
EUR	6,421	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(33,318)	(6)	(33,324)
EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(14,285)	(7)	(14,292)
EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	36,908	2	36,910
GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,151,934)	—	(2,151,934)
GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,427,189)	—	(2,427,189)
NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(3,128,201)	—	(3,128,201)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,510,554)	—	(3,510,554)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,515,360)	—	(3,515,360)
NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(931,137)	—	(931,137)
SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	2,221,643	—	2,221,643
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	591,940	—	591,940
SGD	50,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	1,069,889	—	1,069,889
SGD	53,070	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	1,136,372	—	1,136,372
SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	59,526	—	59,526
SGD	10,652	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	73,592	—	73,592
SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	72,652	—	72,652
SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	67,485	—	67,485
SGD	15,387	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	106,306	—	106,306
USD	3,133	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(130,669)	—	(130,669)
USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(255,983)	—	(255,983)
USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(3,358)	—	(3,358)
USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(19,515)	—	(19,515)
USD	2,455	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(56,166)	—	(56,166)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(7,292)	—	(7,292)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(4,634)	—	(4,634)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(20,919)	—	(20,919)
USD	836	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(8,236)	—	(8,236)
USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(49,224)	—	(49,224)
USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(62,499)	—	(62,499)
USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(6,103)	—	(6,103)
USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(15,820)	—	(15,820)
USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(20,124)	—	(20,124)
USD	33,064	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(805,243)	—	(805,243)
USD	47,201	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	(2,958,684)	—	(2,958,684)
USD	4,575	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	(26,834)	—	(26,834)
USD	4,354	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/16/29	(92,126)	—	(92,126)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	9/19/29	(16,530)	—	(16,530)
USD	1,629	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(153,755)	—	(153,755)
USD	47,226	Pays	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	7/3/38	928,717	—	928,717
USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(270,150)	—	(270,150)
USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(277,180)	—	(277,180)
USD	3,763	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(360,134)	—	(360,134)
USD	20,450	Pays	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	7/5/38	(26,796)	—	(26,796)
USD	4,052	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(378,737)	—	(378,737)
USD	6,233	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(575,473)	—	(575,473)
USD	23,596	Pays	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	7/7/38	(329,055)	—	(329,055)
USD	13,700	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(1,327,963)	—	(1,327,963)
USD	10,359	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	(795,019)	(12,295)	(807,314)
USD	18,263	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	6/4/39	(983,026)	—	(983,026)
USD	2,220	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/23/40	(102,634)	—	(102,634)
USD	4,060	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	1/27/40	(148,399)	—	(148,399)
USD	2,251	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	1/28/40	(57,339)	—	(57,339)
USD	1,045	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	1/30/40	(22,872)	—	(22,872)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(2,748)	—	(2,748)
USD	1,450	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	2/3/40	(18,929)	—	(18,929)
USD	0(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(26)	12	(14)
USD	8,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(1,999,436)	1,460,201	(539,235)
USD	8,500	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	1,999,470	(1,612,151)	387,319
USD	7,815	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(1,034,230)	—	(1,034,230)
USD	1,062	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(15,572)	—	(15,572)
USD	1,226	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(14,752)	—	(14,752)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	1,999	—	1,999
USD	3,310	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	65,805	—	65,805
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	16,202	—	16,202
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	5,107	—	5,107
USD	3,590	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	1,646	—	1,646
USD	2,390	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(26,325)	—	(26,325)
USD	550	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(20,383)	—	(20,383)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(28,923)	—	(28,923)
USD	1,085	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(77,163)	—	(77,163)
USD	4,700	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(264,646)	—	(264,646)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	11/22/49	(3,405)	—	(3,405)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(57,500)	—	(57,500)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	(4,176)	—	(4,176)
USD	450	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(18,844)	—	(18,844)
USD	3,150	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(131,907)	—	(131,907)
USD	5,000	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	(198,660)	—	(198,660)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	(3,961)	—	(3,961)
USD	568	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(19,376)	—	(19,376)
USD	4,060	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(143,715)	—	(143,715)
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(48,802)	—	(48,802)
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	(48,072)	—	(48,072)
USD	1,815	Receives	3-month USD-LIBOR (pays quarterly)	2.05% (pays semi-annually)	12/30/49	(165,994)	—	(165,994)
USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(57,971)	—	(57,971)
USD	2,310	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(127,632)	—	(127,632)
USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(29,723)	—	(29,723)
___________________________________________________________________________________________________________
Total						$(18,250,825)	$67,306	$(18,183,519)
___________________________________________________________________________________________________________

(1) Notional amount is less than USD 500.

Centrally Cleared Credit Default Swaps - Sell Protection

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Indonesia	$11,570	1.00% (pays quarterly)(1)	12/20/24	0.68%	$ 187,196	$ (64,276)	$	$ 122,920
___________________________________________________________________________________________________________
Total	$11,570	$187,196	$(64,276)	$122,920
___________________________________________________________________________________________________________
Centrally Cleared Credit Default Swaps - Buy Protection
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Malaysia	$184,080	1.00% (pays quarterly)(1)	12/20/24	$(5,251,660)	$4,412,743	$(838,917)
Mexico	150,100	1.00% (pays quarterly)(1)	12/20/24	(1,315,584)	894,356	(421,228)
Markit CDX Emerging Markets Index (CDX.EM.31.V1)	3,000	1.00% (pays quarterly)(1)	6/20/24	98,999	(77,039)	21,960
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,710,758)	3,660	(2,707,098)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(324,161)	88,909	(235,252)
Russia	103,173	1.00% (pays quarterly)(1)	12/20/24	(1,854,992)	858,752	(996,240)
South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	149,597	256,585	406,182
___________________________________________________________________________________________________________
Total	$(11,208,559)	$6,437,966	$(4,770,593)
___________________________________________________________________________________________________________

Credit Default Swaps - Sell Protection
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Indonesia	Goldman Sachs International	$5,450	1.00% (pays quarterly)(1)	12/20/24	0.68%	$88,178	$(31,154)	$57,024
Indonesia	HSBC Bank USA, N.A.	34,050	1.00% (pays quarterly)(1)	12/20/24	0.68	550,910	(194,641)	356,269
Indonesia	JPMorgan Chase Bank, N.A.	17,650	1.00% (pays quarterly)(1)	12/20/24	0.68	285,567	(96,837)	188,730
___________________________________________________________________________________________________________
Total		$57,150				$924,655	$(322,632)	$602,023
___________________________________________________________________________________________________________
Credit Default Swaps - Buy Protection
Reference Entity	Counterparty		Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Croatia	Barclays Bank PLC		$4,520	1.00% (pays quarterly)(1)	3/20/20	$(10,972)	$(8,572)	$(19,544)
Croatia	Barclays Bank PLC		4,520	1.00% (pays quarterly)(1)	3/20/20	(10,972)	(8,583)	(19,555)
Croatia	Barclays Bank PLC		4,520	1.00% (pays quarterly)(1)	3/20/20	(10,972)	(8,821)	(19,793)
Croatia	Barclays Bank PLC		9,040	1.00% (pays quarterly)(1)	3/20/20	(21,944)	(17,130)	(39,074)
Croatia	BNP Paribas		1,500	1.00% (pays quarterly)(1)	3/20/20	(3,641)	(3,262)	(6,903)
Croatia	BNP Paribas		2,340	1.00% (pays quarterly)(1)	3/20/20	(5,680)	(4,557)	(10,237)
Croatia	BNP Paribas		2,760	1.00% (pays quarterly)(1)	3/20/20	(6,700)	(5,165)	(11,865)
Croatia	BNP Paribas		6,250	1.00% (pays quarterly)(1)	3/20/20	(15,172)	(13,571)	(28,743)
Croatia	Citibank, N.A.		1,660	1.00% (pays quarterly)(1)	3/20/20	(4,030)	(3,133)	(7,163)
Croatia	Citibank, N.A.		4,260	1.00% (pays quarterly)(1)	3/20/20	(10,341)	(8,402)	(18,743)
Croatia	Citibank, N.A.		10,000	1.00% (pays quarterly)(1)	3/20/20	(24,274)	(20,706)	(44,980)
Croatia	Citibank, N.A.		167	1.00% (pays quarterly)(1)	6/20/20	(792)	(925)	(1,717)
Croatia	Citibank, N.A.		1,000	1.00% (pays quarterly)(1)	6/20/20	(4,735)	(5,663)	(10,398)
Croatia	Goldman Sachs International		2,210	1.00% (pays quarterly)(1)	3/20/20	(5,365)	(4,304)	(9,669)
Croatia	Goldman Sachs International		3,410	1.00% (pays quarterly)(1)	3/20/20	(8,278)	(6,647)	(14,925)
Croatia	Goldman Sachs International		1,700	1.00% (pays quarterly)(1)	6/20/20	(8,050)	(9,659)	(17,709)
Egypt	Citibank, N.A.		50	1.00% (pays quarterly)(1)	6/20/20	(34)	(223)	(257)
Egypt	Citibank, N.A.		4,550	1.00% (pays quarterly)(1)	6/20/20	(3,082)	(19,339)	(22,421)
Egypt	Deutsche Bank AG		5,100	1.00% (pays quarterly)(1)	6/20/20	(3,455)	(19,274)	(22,729)
Egypt	Deutsche Bank AG		4,550	1.00% (pays quarterly)(1)	6/20/20	(3,082)	(19,457)	(22,539)
Egypt	Deutsche Bank AG		4,600	1.00% (pays quarterly)(1)	6/20/20	(3,116)	(19,645)	(22,761)
Oman	Bank of America, N.A.		20,851	1.00% (pays quarterly)(1)	6/20/22	237,588	(496,275)	(258,687)
Oman	Bank of America, N.A.		16,680	1.00% (pays quarterly)(1)	12/20/22	303,835	(518,283)	(214,448)
Qatar	Goldman Sachs International		10	1.00% (pays quarterly)(1)	12/20/20	(91)	(22)	(113)
Qatar	Goldman Sachs International		1,660	1.00% (pays quarterly)(1)	12/20/20	(15,195)	(6,936)	(22,131)
Qatar	Goldman Sachs International		9,740	1.00% (pays quarterly)(1)	12/20/20	(89,155)	(27,687)	(116,842)
Qatar	Goldman Sachs International		3,700	1.00% (pays quarterly)(1)	12/20/23	(96,757)	(4,910)	(101,667)
Qatar	Goldman Sachs International		3,090	1.00% (pays quarterly)(1)	9/20/24	(81,862)	1,226	(80,636)
Qatar	Nomura International PLC		9,620	1.00% (pays quarterly)(1)	9/20/24	(254,857)	15,284	(239,573)
South Africa	Bank of America, N.A.		16,100	1.00% (pays quarterly)(1)	9/20/22	74,939	(317,730)	(242,791)
South Africa	Bank of America, N.A.		20,830	1.00% (pays quarterly)(1)	9/20/22	96,955	(430,543)	(333,588)
South Africa	Bank of America, N.A.		29,280	1.00% (pays quarterly)(1)	9/20/22	136,286	(546,465)	(410,179)
South Africa	Bank of America, N.A.		19,900	1.00% (pays quarterly)(1)	9/20/22	92,626	(517,519)	(424,893)
South Africa	Goldman Sachs International		10,690	1.00% (pays quarterly)(1)	9/20/22	49,757	(268,912)	(219,155)
South Africa	Goldman Sachs International		8,022	1.00% (pays quarterly)(1)	12/20/22	52,797	(224,658)	(171,861)
South Africa	Goldman Sachs International		16,600	1.00% (pays quarterly)(1)	12/20/28	1,869,103	(2,042,263)	(173,160)
South Africa	HSBC Bank USA, N.A.		7,300	1.00% (pays quarterly)(1)	12/20/22	48,046	(196,324)	(148,278)
South Africa	HSBC Bank USA, N.A.		23,540	1.00% (pays quarterly)(1)	6/20/29	2,837,878	(2,791,920)	45,958
South Africa	Nomura International PLC		7,068	1.00% (pays quarterly)(1)	12/20/22	46,518	(194,805)	(148,287)
Ukraine	Barclays Bank PLC		13,090	5.00% (pays quarterly)(1)	12/20/24	(1,002,186)	461,446	(540,740)
Ukraine	Barclays Bank PLC		19,910	5.00% (pays quarterly)(1)	12/20/24	(1,524,334)	701,863	(822,471)
Ukraine	Barclays Bank PLC		3,442	5.00% (pays quarterly)(1)	12/20/24	(263,493)	84,443	(179,050)
Ukraine	Barclays Bank PLC		3,442	5.00% (pays quarterly)(1)	12/20/24	(263,493)	48,971	(214,522)
Ukraine	JPMorgan Chase Bank, N.A.		20,000	5.00% (pays quarterly)(1)	12/20/24	(1,531,224)	745,392	(785,832)
___________________________________________________________________________________________________________
Total						$558,994	$(6,733,665)	$(6,174,671)
___________________________________________________________________________________________________________

* If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $68,720,000.

** The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

*** Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty		Notional Amount (000's omitted)	Portfolio Receives		Portfolio Pays		Termination Date	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Citibank, N.A.	USD	49,500	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)		Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)		3/26/20	207,693
Citibank, N.A.	USD	42,500	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)		Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)		3/26/20	249,246
Citibank, N.A.	USD	39,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)		Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)		3/26/20	242,032
JPMorgan Chase Bank, N.A.	CNY	29,860	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)		3-month USD-LIBOR minus 6.10% on $4,350,114 (pays quarterly)		4/17/20	(434,924)
UBS AG	CNY	27,938	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)		3-month USD-LIBOR minus 10.90% on $3,992,735 (pays quarterly)		2/12/20	96,265
___________________________________________________________________________________________________________
								$360,312
___________________________________________________________________________________________________________

Abbreviations:
CMT	-			Constant Maturity Treasury
COF	-			Cost of Funds 11th District
EURIBOR	-			Euro Interbank Offered Rate
GDP	-			Gross Domestic Product
LIBOR	-			London Interbank Offered Rate
OMO	-			Open Market Operation
Currency Abbreviations:
AED	-			United Arab Emirates Dirham
AUD	-			Australian Dollar
BHD	-			Bahraini Dinar
BRL	-			Brazilian Real
CAD	-			Canadian Dollar
CLP	-			Chilean Peso
CNH	-			Yuan Renminbi Offshore
CNY	-			Yuan Renminbi
CRC	-			Costa Rican Colon
DOP	-			Dominican Peso
EGP	-			Egyptian Pound
EUR	-			Euro
GBP	-			British Pound Sterling
GEL	-			Georgian Lari
GHS	-			Ghanaian Cedi
IDR	-			Indonesian Rupiah
INR	-			Indian Rupee
ISK	-			Icelandic Krona
JPY	-			Japanese Yen
KRW	-			South Korean Won
LKR	-			Sri Lankan Rupee
MYR	-			Malaysian Ringgit
NGN	-			Nigerian Naira
NOK	-			Norwegian Krone
NZD	-			New Zealand Dollar
OMR	-			Omani Rial
PHP	-			Philippine Peso
PKR	-			Pakistani Rupee
RSD	-			Serbian Dinar
RUB	-			Russian Ruble
SEK	-			Swedish Krona
SGD	-			Singapore Dollar
THB	-			Thai Baht
TRY	-			New Turkish Lira
UAH	-			Ukrainian Hryvnia
UGX	-			Ugandan Shilling
USD	-			United States Dollar
ZAR	-			South African Rand

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2020 were $10,484,471 or 0.3% of the Portfolio's consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $704,561,942 which represents 19.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$559,146,895	$461,705,816	$(316,366,200)	$37,870	$37,561	$704,561,942	$2,982,162	704,491,493

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Foreign Government Bonds	$—	$1,807,304,462	$—	$1,807,304,462
Foreign Corporate Bonds	—	81,985,678	8,910,893	90,896,571
Sovereign Loans	—	95,784,538	—	95,784,538
Credit Linked Notes	—	—	1,241,000	1,241,000
Asset-Backed Securities	—	30,254,713	—	30,254,713
Collateralized Mortgage Obligations	—	51,920,881	—	51,920,881
Mortgage Pass-Throughs	—	91,124,320	—	91,124,320
U.S. Treasury Obligations	—	1,597,763	—	1,597,763
U.S. Government Guaranteed Small Business Administration Loans	—	26,844,643	—	26,844,643
Common Stocks	—	111,312,307**	—	111,312,307
Short-Term Investments	—
Foreign Government Securities	—	319,406,651	—	319,406,651
U.S. Treasury Obligations	—	54,861,934	—	54,861,934
Other	—	704,561,942	—	704,561,942
Purchased Currency Options	—	7,679	—	7,679
Purchased Interest Rate Swaptions	—	4,069,695	—	4,069,695
________________________________________________________________________________________________________
Total Investments	$—	$3,381,037,206	$10,151,893	$3,391,189,099
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$58,239,270	$—	$58,239,270
Futures Contracts	4,291,595	120,053	—	4,411,648
Swap Contracts	—	30,778,498	—	30,778,498
________________________________________________________________________________________________________
Total	$4,291,595	$3,470,175,027	$10,151,893	$3,484,618,515
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Securities Sold Short	$—	$(9,607,558)	$—	$(9,607,558)
Forward Foreign Currency Exchange Contracts	—	(54,795,962)	—	(54,795,962)
Futures Contracts	(4,583,522)	(828,718)	—	(5,412,240)
Swap Contracts	—	(56,199,894)	—	(56,199,894)
________________________________________________________________________________________________________
Total	$(4,583,522)	$(121,432,132)	$—	$(126,015,654)
________________________________________________________________________________________________________
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) —  continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

Securities Sold Short

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.